Long Term Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments Schedule [Abstract]
Summary of Equity and Cost Method Investments

	As of December 31,
	2015	2016
Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	$3,836	$4,191
Beijing Autobot Venture Capital L.P. (ii)	4,898	6,736
Hangzhou Aqua Ventures Investment Management L.P. (iii)	7,632	9,187
Hunan Qindao Cultural Spread Ltd. (viii)	—	2,016
Others (iv)	1,060	702

Cost method investments
Zya, Inc. (v)	—	1,005
Others (vi)	1,892	829

Available-for-sale investments
Xish International Limited (vii)	—	4,386
Hunan Qindao Cultural Spread Ltd. (viii)	—	2,880

	$19,318	$31,932

Equity method investments

(i)	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for $4,744. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 3.1% and 2.4% as of December 31, 2015 and 2016, respectively. Of the committed subscription amount, $3,586 had been paid as of December 31, 2016. The Group recognized its share of partnership profit in Jingwei of $366 and $633 during the year ended December 31, 2015 and 2016, respectively.

(ii)	On February 13, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Beijing Autobot Venture Capital L.P. (“Autobot”). According to the partnership agreement, the Group committed to subscribe 31.9% partnership interest in Autobot for $4,823. Autobot had further rounds of financing, of which the Group subscribed for $1,529. Due to Autobot’s further round of financing, the Group’s partnership interest was diluted to 29.7% and 26.7% as of December 31, 2015 and 2016, respectively. The committed subscription and further round of financing subscription amount, $6,352 had been paid for the year ended December 31, 2016. The Group recognized its share of partnership profit in Autobot of $274 and $771 during the year ended December 31, 2015 and 2016, respectively.
(iii)	On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for $7,930. The committed subscription amount had been fully paid as of December 31, 2016. The Group recognized its share of partnership loss and profit in Aqua of $89 and $2,134 during the years ended December 31, 2015 and 2016, respectively.

(iv)	Others represents other equity method investments with individual carrying amount less than $1,000 as of December 31, 2015 and 2016, respectively. The Group performed an impairment analysis for these investments and recorded impairment loss of $nil, $nil and $186 during the years ended December 31, 2014, 2015 and 2016, respectively.

Cost method investments

(v)	On December 13, 2016, the Group acquired 15.6% equity interest in Zya, Inc., a Delaware corporation. The total consideration of $1,005 was paid in 2016. The Group applied cost method to account for the investment due to the lack of ability to exercise significant influence.

(vi)	During the years ended December 31, 2015 and 2016, the Group acquired certain equity interests in third-party private companies. The Group accounted for these investments under cost method because the Group ownership percentage is less than 20% and the Group determined that it does not have the ability to exercise significant influence. The Group determined the impairment on the above investments was $nil, $nil and $965 during the years ended December 31, 2014, 2015 and 2016, respectively.

Available-for-sale investments

(vii)	On January 21, 2016, the Group entered into a preferred share subscription agreement to acquire 17.3% equity of Xish International Limited (“Xish”) for a total consideration of $9,000, which had been paid as of December 31, 2016. The investment was classified as available-for-sale security as the Group determined that the preferred shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. The Group recognized an impairment loss of $4,614 during the year ended December 31, 2016. Please refer to Note 8 for additional information on the fair value measurement related to the impairment loss.

(viii)	On June 8, 2016, the Group entered into a share purchase agreement to acquire 16.0% equity interest of Hunan Qindao Cultural Spread Ltd. (“Qindao”) for a total consideration of $4,441, of which $3,001 had been paid as of December 31, 2016. The investment was classified as available-for-sale security as the Group determined that the preferred shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. No unrealized holding gains of $nil was reported in other comprehensive income for the year ended December 31, 2016.